Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ Millions)	Adjusted Operating Income ($ Millions) (3)
					Total Shareholder Return ($)	Peer Group Index Total Shareholder Return ($) (2)
2024	18,196,432	42,632,556	8,365,417	20,293,706	264.89	103.67	2,337.5	3,228.0
2023	12,449,381	22,725,057	6,881,776	11,584,663	171.21	98.68	1,817.3	2,483.8
2022	10,345,077	1,606,523	4,985,938	1,158,257	134.66	104.93	1,344.4	2,198.1
2021	8,059,409	17,458,020	4,462,961	9,386,652	182.34	137.24	1,728.1	2,380.1
2020	6,043,362	15,011,356	3,477,084	8,127,959	138.39	132.83	1,066.8	1,551.8

Company Selected Measure Name	(3)AOI
Named Executive Officers, Footnote	Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant year, as determined under SEC rules, which includes the individuals indicated below for each year:

Year	PEO	Non-PEO NEOs
2024	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Henry L. Charlton, and Brian E. Miller, Ph.D.
2023	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Henry L. Charlton
2022	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Marshall L. Mohr
2021	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
2020	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
Amounts represent the Summary Compensation Table Total Compensation for the applicable year adjusted as follows:

Applicable Year	2024
	PEO	Average non-PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	(15,559,188)	(7,106,568)
Increase based on ASC 718 Fair Value of Awards Granted during the Year that Remain Unvested as of Year-End (“YE”)	22,566,613	10,307,158
Increase based on ASC 718 Fair Value of Awards Granted during the Year that Vested during the Year as of Vesting Date	—	—
Increase based on ASC 718 Fair Value of Outstanding Unvested Prior Year Awards as of YE Compared to Valuation as of Prior YE	14,588,262	7,488,218
Increase based on ASC 718 Fair Value of Prior Year Awards that Vested during the Year as of Vesting Date Compared to Valuation as of Prior YE	2,840,437	1,239,481
Deduction of ASC 718 Fair Value of Prior Year Awards as of Prior YE that were Forfeited during the Year	—	—
Total Adjustments	24,436,124	11,928,289
The fair values of RSUs, PSUs, and stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2024. Any changes to the RSU fair values from the grant date (for current year awards granted) and from prior year-end (for prior year awards granted) are based on our updated stock price at the respective measurement dates. Any changes to the PSU fair values from the grant date (for current year awards granted) and from prior year-end (for prior year awards granted) are based on our updated stock price at the respective measurement dates and actual and projected performance attainment levels. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end RSU, PSU, and stock option fair values from the fair values on the grant date were primarily driven by changes in the stock price.

Peer Group Issuers, Footnote	For the relevant year, represents the cumulative TSR of the S&P Health Care Equipment Select Industry Index.
PEO Total Compensation Amount	$ 18,196,432	$ 12,449,381	$ 10,345,077	$ 8,059,409	$ 6,043,362
PEO Actually Paid Compensation Amount	$ 42,632,556	22,725,057	1,606,523	17,458,020	15,011,356
Adjustment To PEO Compensation, Footnote	Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant year, as determined under SEC rules, which includes the individuals indicated below for each year:

Year	PEO	Non-PEO NEOs
2024	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Henry L. Charlton, and Brian E. Miller, Ph.D.
2023	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Henry L. Charlton
2022	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Marshall L. Mohr
2021	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
2020	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
Amounts represent the Summary Compensation Table Total Compensation for the applicable year adjusted as follows:

Applicable Year	2024
	PEO	Average non-PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	(15,559,188)	(7,106,568)
Increase based on ASC 718 Fair Value of Awards Granted during the Year that Remain Unvested as of Year-End (“YE”)	22,566,613	10,307,158
Increase based on ASC 718 Fair Value of Awards Granted during the Year that Vested during the Year as of Vesting Date	—	—
Increase based on ASC 718 Fair Value of Outstanding Unvested Prior Year Awards as of YE Compared to Valuation as of Prior YE	14,588,262	7,488,218
Increase based on ASC 718 Fair Value of Prior Year Awards that Vested during the Year as of Vesting Date Compared to Valuation as of Prior YE	2,840,437	1,239,481
Deduction of ASC 718 Fair Value of Prior Year Awards as of Prior YE that were Forfeited during the Year	—	—
Total Adjustments	24,436,124	11,928,289
The fair values of RSUs, PSUs, and stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2024. Any changes to the RSU fair values from the grant date (for current year awards granted) and from prior year-end (for prior year awards granted) are based on our updated stock price at the respective measurement dates. Any changes to the PSU fair values from the grant date (for current year awards granted) and from prior year-end (for prior year awards granted) are based on our updated stock price at the respective measurement dates and actual and projected performance attainment levels. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end RSU, PSU, and stock option fair values from the fair values on the grant date were primarily driven by changes in the stock price.

Non-PEO NEO Average Total Compensation Amount	$ 8,365,417	6,881,776	4,985,938	4,462,961	3,477,084
Non-PEO NEO Average Compensation Actually Paid Amount	$ 20,293,706	11,584,663	1,158,257	9,386,652	8,127,959
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant year, as determined under SEC rules, which includes the individuals indicated below for each year:

Year	PEO	Non-PEO NEOs
2024	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Henry L. Charlton, and Brian E. Miller, Ph.D.
2023	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Henry L. Charlton
2022	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Marshall L. Mohr
2021	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
2020	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
Amounts represent the Summary Compensation Table Total Compensation for the applicable year adjusted as follows:

Applicable Year	2024
	PEO	Average non-PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	(15,559,188)	(7,106,568)
Increase based on ASC 718 Fair Value of Awards Granted during the Year that Remain Unvested as of Year-End (“YE”)	22,566,613	10,307,158
Increase based on ASC 718 Fair Value of Awards Granted during the Year that Vested during the Year as of Vesting Date	—	—
Increase based on ASC 718 Fair Value of Outstanding Unvested Prior Year Awards as of YE Compared to Valuation as of Prior YE	14,588,262	7,488,218
Increase based on ASC 718 Fair Value of Prior Year Awards that Vested during the Year as of Vesting Date Compared to Valuation as of Prior YE	2,840,437	1,239,481
Deduction of ASC 718 Fair Value of Prior Year Awards as of Prior YE that were Forfeited during the Year	—	—
Total Adjustments	24,436,124	11,928,289
The fair values of RSUs, PSUs, and stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2024. Any changes to the RSU fair values from the grant date (for current year awards granted) and from prior year-end (for prior year awards granted) are based on our updated stock price at the respective measurement dates. Any changes to the PSU fair values from the grant date (for current year awards granted) and from prior year-end (for prior year awards granted) are based on our updated stock price at the respective measurement dates and actual and projected performance attainment levels. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end RSU, PSU, and stock option fair values from the fair values on the grant date were primarily driven by changes in the stock price.

Equity Valuation Assumption Difference, Footnote	Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant year, as determined under SEC rules, which includes the individuals indicated below for each year:

Year	PEO	Non-PEO NEOs
2024	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Henry L. Charlton, and Brian E. Miller, Ph.D.
2023	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Henry L. Charlton
2022	Gary S. Guthart, Ph.D.	Jamie E. Samath, David J. Rosa, Bob DeSantis, and Marshall L. Mohr
2021	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
2020	Gary S. Guthart, Ph.D.	Marshall L. Mohr, David J. Rosa, Bob DeSantis, and Myriam J. Curet, M.D., F.A.C.S.
Amounts represent the Summary Compensation Table Total Compensation for the applicable year adjusted as follows:

Applicable Year	2024
	PEO	Average non-PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	(15,559,188)	(7,106,568)
Increase based on ASC 718 Fair Value of Awards Granted during the Year that Remain Unvested as of Year-End (“YE”)	22,566,613	10,307,158
Increase based on ASC 718 Fair Value of Awards Granted during the Year that Vested during the Year as of Vesting Date	—	—
Increase based on ASC 718 Fair Value of Outstanding Unvested Prior Year Awards as of YE Compared to Valuation as of Prior YE	14,588,262	7,488,218
Increase based on ASC 718 Fair Value of Prior Year Awards that Vested during the Year as of Vesting Date Compared to Valuation as of Prior YE	2,840,437	1,239,481
Deduction of ASC 718 Fair Value of Prior Year Awards as of Prior YE that were Forfeited during the Year	—	—
Total Adjustments	24,436,124	11,928,289
The fair values of RSUs, PSUs, and stock options included in the CAP to our PEO and the Average CAP to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2024. Any changes to the RSU fair values from the grant date (for current year awards granted) and from prior year-end (for prior year awards granted) are based on our updated stock price at the respective measurement dates. Any changes to the PSU fair values from the grant date (for current year awards granted) and from prior year-end (for prior year awards granted) are based on our updated stock price at the respective measurement dates and actual and projected performance attainment levels. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, and risk-free rate assumptions. For all years presented, the meaningful increases or decreases in the year-end RSU, PSU, and stock option fair values from the fair values on the grant date were primarily driven by changes in the stock price.

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, each as set forth in the Table above, and our cumulative TSR over the period from 2020 through 2024.

Compensation Actually Paid vs. Net Income	The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, and our net income during years 2020 through 2024, each as set forth in the table above.
Compensation Actually Paid vs. Company Selected Measure	The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our other NEOs, and the AOI during years 2020 through 2024, each as set forth in the table above.
Total Shareholder Return Vs Peer Group	The following chart compares our cumulative TSR over the period from 2020 through 2024 to that of the Peer Group Index over the same time period.
Tabular List, Table

Performance measure	Performance measure description
AOI	Refer to the “Annual Cash Bonus Plan Formula and Funding” subsection of the “Executive Compensation” section for a definition of this measure.
Relative TSR	Refer to the “Long-Term Incentive Compensation” subsection of the “Executive Compensation” section for a definition of this measure.
Da Vinci and Ion procedure growth	Refer to the “Long-Term Incentive Compensation” subsection of the “Executive Compensation” section for a description of this measure.

Total Shareholder Return Amount	$ 264.89	171.21	134.66	182.34	138.39
Peer Group Total Shareholder Return Amount	103.67	98.68	104.93	137.24	132.83
Net Income (Loss)	$ 2,337,500,000	$ 1,817,300,000	$ 1,344,400,000	$ 1,728,100,000	$ 1,066,800,000
Company Selected Measure Amount	3,228,000,000	2,483,800,000	2,198,100,000	2,380,100,000	1,551,800,000
PEO Name	Gary S. Guthart, Ph.D.	Gary S. Guthart, Ph.D.	Gary S. Guthart, Ph.D.	Gary S. Guthart, Ph.D.	Gary S. Guthart, Ph.D.
Measure:: 1
Pay vs Performance Disclosure
Name	AOI
Non-GAAP Measure Description	AOI is an operating metric defined in the “Annual Cash Bonus Plan Formula and Funding” subsection of the “Executive Compensation” section and is calculated as operating income, excluding CIP expense, share-based compensation and long-term incentive plan expenses, non-cash amortization of intangible assets, litigation charges, gain on a sale of a business, contributions to the Intuitive Foundation, and other adjustments, primarily related to inventory cost accounting and operating expense hedging. The Company selected AOI as its Company-Selected Measure due to it being an important financial performance measure that helps link CAP to the Company’s NEOs to the Company’s performance for the most recently completed year. Specifically, AOI is used to evaluate NEO performance under the CIP, a short-term cash incentive plan that is funded based on the Company’s achievement of an AOI goal as well as several Company Performance Goals.
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	100
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Da Vinci and Ion procedure growth
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,436,124
PEO | Adjustment, Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,559,188)
PEO | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,566,613
PEO | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Adjustment, Increase (Deduction) based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,588,262
PEO | Adjustment, Increase (Deduction) based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,840,437
PEO | Adjustment, Deduction of ASC 718 Fair Value of Prior FY Awards as of Prior FYE that were Forfeited during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,928,289
Non-PEO NEO | Adjustment, Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,106,568)
Non-PEO NEO | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,307,158
Non-PEO NEO | Adjustment, Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment, Increase (Deduction) based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,488,218
Non-PEO NEO | Adjustment, Increase (Deduction) based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,239,481
Non-PEO NEO | Adjustment, Deduction of ASC 718 Fair Value of Prior FY Awards as of Prior FYE that were Forfeited during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0